Investments in associates (Tables)	6 Months Ended
Jun. 30, 2026
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2026		2025
Million US dollar	Castel	Anadolu Efes	Castel	Anadolu Efes

Balance as of 1 January	3 563	60	3 125	214
Effect of movements in foreign exchange	(110)	(16)	347	(99)
Dividends received	(15)	(10)	(72)	(5)
Share of results of associates	77	(3)	59	(1)
Exceptional share of results of associates	-	-	-	9
Balance as of 30 June	3 516	31	3 459	118